Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the registration statement on Form S-1 (Registration No. 333-276500) is filed for the purpose of responding to SEC comments requiring that we include executive compensation for the fiscal year ended December 31, 2023 and update the selling shareholder table to clarify that it includes all shares issued to the selling shareholders, including all of the shares underlying warrants issued to placement agents.
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV